SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and Cash Equivalents	$ 13,526	$ 2,267	$ 2,616	$ 8,470
Deposits	206	77
Trade receivables	2,024	1,477
Other accounts receivable	581	660
Total	$ 16,337	$ 4,481